 T. ROWE PRICE
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Prime Reserve Fund--PLUS Class
Tax-Exempt Money Fund--PLUS Class

 Supplement to profile dated April 15, 2000.
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 Effective May 17, 2000, the current Section 5 of the Profile, "How has each fund performed in the past?" will be replaced with the following:

 The bar charts showing calendar year returns and the average annual total return table indicate risk by illustrating how much returns can differ from one year to the next and over time. Fund past performance is no guarantee of future returns.

 The PLUS classes can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted in the charts.

                               Calendar Year Total Returns
                                           "99"
 ----------------------------------------------------------------------
  Prime Reserve PLUS                      4.54
  Tax-Exempt Money PLUS                   2.65
 ----------------------------------------------------------------------


 Prime Reserve PLUS       Quarter ended Total return

 Best quarter   12/31/99  1.27%

 Worst quarter  3/31/99   1.02%



 Tax-Exempt Money PLUS    Quarter ended Total return

 Best quarter   12/31/99  0.77%

 Worst quarter  3/31/99   0.51%






Average Annual Total Returns
                                           Periods ended March 31, 2000
                                     1 year   Since inception   Inception date
 ------------------------------------
  Prime Reserve PLUS                  4.84%        4.71%           11/1/98
  Lipper Money Market Funds Average   4.72         4.62*

  Tax-Exempt Money PLUS               2.88%        2.71%           11/1/98
  Lipper Tax-Exempt Money Market
  Funds Average                       2.83         2.73*
  Lipper Tax-Exempt Money Market      2.98         2.88*
  Fund Index
 ------------------------------------------------------------------------------


              These figures include changes in principal value, reinvested dividends, and capital gain distributions, if any.

              *Since 10/31/98
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 The date of the above supplement is May 17, 2000.
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